UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
1200 SEVENTEENTH STREET, SUITE 850
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 12/31/2009

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
	Colorado Municipal Bonds - 50.6%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,364,592
800,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	639,360
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	2,736,324
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,405,720
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% - 11.73% due 12/1/2037	5,340,360
1,587,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,519,283
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	847,100
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	663,999
4,995,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	4,860,385
4,450,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,460,854
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	1,955,291
1,835,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,570,943
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022 (b)	2,853,975
5,700,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022 (b)	6,781,803
3,931,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028 (b)	4,793,697
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	394,185
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)(j)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027 (e)(i)(j)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(i)(j)	1,104,584
1,675,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,035,870
790,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	785,963
1,050,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	866,365
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035 call date 6/1/2010	765,022
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,567,733

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
1,945,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032 (b)	2,279,890
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037 (h)	439,241
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010 (a) (j)	1,606,043
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	19,614,668
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	6,463,381
3,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% to yield 1.57% - 7.50% due 12/1/2027 (b)	4,316,781
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034 (b)	4,460,650
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	807,808
200,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 8.481% due 12/1/2022	169,598
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	559,519
1,430,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,478,220
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	740,737
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023 (c)(h)	6,070,315
32,155,000	Ebert Metropolitan District G.O. LTD Tax Refunding Series 2004, 8.00% to yield 5.05% due 12/1/2034 (b)	40,132,656
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	4,189,000
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	52,080
7,000,000	Fossil Ridge Metropolitan District No. 1 Tax-Supported Revenue Series 2009, 8.50% due 12/1/2039	7,027,370
1,835,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021 (b)	2,107,332
4,500,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	5,284,530
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,511,340
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023 (b)	7,005,110
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	784,560
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,385,260
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,299,060
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027 (b)	7,911,853

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036 (b)	2,369,788
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028 (j)	26,521,950
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,189,126
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,175,928
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029 (k)	10,131,933
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	75,218
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	578,600
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043 (e)(j)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	696,110
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,385,367
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% due 12/1/2035	685,681
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	478,665
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 15.10% due 12/1/2021 (b) (h)	1,738,751
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	3,664,332
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	12,336,390
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	5,187,746
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,664,863
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,193,070
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	11,195,177
5,205,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021 (b)	6,296,280
955,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025 (j)	672,454
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035 (j)	731,405
1,006,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	887,604
120,453	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	119,900
300,000	Roxborough Village Metropolitan District Series 1993B, principal only due 12/31/2021 (e)(i)(j)	160,353

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (i)(j)	18,132
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)(j)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	898,200
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	674,770
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,240,712
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034 (b)	2,512,340
475,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016 (b)	558,401
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024 (b)	1,250,830
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021 (b)	3,797,233
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021 (b)	3,852,929
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	8,624,700
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	816,998
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013 (j)	8,828,513
7,945,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014 (j)	6,256,767
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	19,581,144
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037 (j)	6,375,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	394,185
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,126,551
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,723,169

	Total Colorado Municipal Bonds (amortized cost $385,288,967)	$362,913,639

	Short-Term Municipal Bonds - 38.9%
9,995,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.75% due 12/1/2023 (h)	$9,995,000
4,830,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.25% due 12/1/2038 (h)	4,830,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.25% due 12/1/2038 (h)	6,510,000
5,145,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003A, 0.75% due 7/1/2032 (h)	5,145,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
10,315,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 1.00% due 7/1/2032 (h)	10,315,000
1,470,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 0.25% due 12/1/2024 (h)	1,470,000
4,400,000	Castle Pines North Metropolitan District Variable Rate Certificates of Participation Series 2008, 0.25% due 12/1/2033 (h)	4,400,000
4,000,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2009, 0.25% due 12/1/2034 (h)	4,000,000
27,370,000	Castle Rock (Town of) Certificates of Participation Series 2008, 0.25% due 9/1/2037 (h)	27,370,000
155,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	159,872
7,000,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.24% due 5/1/2034 (h)	7,000,000
7,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-3, 0.25% due 5/1/2036 (h)	7,670,000
7,000,000	Colorado Housing and Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 0.20% due 10/1/2030 (h)	7,000,000
15,700,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.23% due 11/1/2034 (h)	15,700,000
38,000,000	State of Colorado General Fund Tax and Revenue Anticipation Notes Series 2009A, 2.00% to yield 0.441% due 6/25/2010	38,312,740
38,000,000	State of Colorado Education Loan Program Tax and Revenue Anticipation Notes Series 2009A, 2.00% to yield 0.500% due 8/12/2010	38,380,380
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Refunding (LTD Tax Convertible to Unlimited Tax) Series 2002, 0.25% due 12/1/2031 (h)	800,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.25% due 12/1/2028 (h)	10,450,000
1,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2008, 0.25% due 12/1/2038 (h)	1,000,000
1,095,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010 (d)(j)	1,001,301
7,000,000	Cornerstar Metropolitan District Special Revenue Variable Rate Series 2007, 0.75% due 12/1/2037 (h)	7,000,000
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 0.25% due 12/1/2036 (h)	2,600,000
1,700,000	City and County of Denver Adjustable Rate Economic Development Revenue (The Western Stock Show Association Project) Series 1999, 0.34% due 7/1/2029 (h)	1,700,000
385,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029 call date 1/1/2010	357,292
21,495,000	Town of Erie Finance Corporation Adjustable Rate Certificates of Participation Series 2005, 2.20% due 11/1/2035 (h)	21,495,000
5,400,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Series 2008, 1.02% due 12/1/2027 (h)	5,400,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (b)(d)	1,689,615
2,135,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.25% due 12/1/2038 (h)	2,135,000
935,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021 (b)	1,027,275
2,680,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020 (b)	2,853,691
130,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2010 (d)	121,055
1,345,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2010 (d)	1,266,600
22,335,000	Solaris Metropolitan District No. 1 Property Tax Revenue Variable Rate Series 2008, 0.95% due 12/1/2038 (h)	22,335,000
3,360,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020 (j)	3,360,000
4,175,000	Timnath Development Authority Variable Rate Tax Increment Revenue Series 2007, 0.75% due 12/1/2029 (h)	4,175,000

	Total Short-Term Municipal Bonds (amortized cost $279,627,607)	$279,024,821

	Colorado Capital Appreciation and Zero Coupon Bonds – 8.0%
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (b)(d)	$5,638,039
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037 (d)	9,171,099
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	343,158
6,375,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2011-2031 (d)(j)	2,058,746
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	9,115,400
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023 (d)	378,924
4,085,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2011-12/1/2023 (d)	2,056,842
2,690,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2011-12/1/2012 (d)	2,248,315
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030 (d)	7,151,200
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037 (d)	3,064,044

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (unaudited)

Face Amount		Value
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037 (d)	5,404,896
10,045,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016 (d)	6,717,092
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)	2,087,900
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)	1,948,879

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $58,030,839)	$57,384,534

	Other Municipal Bonds - 2.4%

4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 27.03% due 4/1/2037 (g)(j)	$4,904,915
650,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	570,668
980,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	763,234
1,535,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 7.75% due 10/1/2012 (j)	1,535,000
3,915,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 8.00% due 10/1/2014 (j)	3,915,000
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	5,539,750

	Total Other Municipal Bonds (amortized cost $18,101,886)	$17,228,567

	Colorado Certificates of Participation - 0.1%

600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	$435,702

	Total Colorado Certificates of Participation Bonds (amortized cost $527,330)	$435,702

	Colorado Taxable Notes – 0.0%

227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002 (a)(j)	$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)	$227,347

Total investments, at value	88.6%	$717,214,610
Other assets net of liabilities	11.4%	92,622,000

Net assets	100.0%	$809,836,610

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS (Continued)(unaudited)
December 31, 2009 Footnotes

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see Notes to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents the effective yield at the date of acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2009. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable or step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,039,734 and a value of $1,518,993 or less than 1% of net assets, respectively, as of December 31, 2009.

(j)	Securities valued at fair value (see Notes to Schedule of Investments).

(k)	See Notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.
The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited
Notes to the Schedule of Investments
Defaulted or Non-income Producing Investments
The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $10,968,009 and such bonds have a value of $2,047,112 or less than 1% of net assets, as of December 31, 2009. These securities have been identified on the accompanying Schedule of Investments.
Investment Valuation

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS (Continued)(unaudited)
December 31, 2009 Footnotes
Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.
Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.
ASC 820-10 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
The following table summarizes the valuation of the Fund’s investments as defined by ASC 820-10 hierarchy levels as of December 31, 2009:

Quoted Prices in Active	Significant Other	Significant Other	Value at
Markets for Identical	Observable Inputs	Observable Inputs	December 31,
Assets (Level 1)	(Level 2)	(Level 3)	2009
0	647,701,136	69,513,474	717,214,610
Purchase Accrued Interest
Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.12% of the December 31, 2009 balance of $44,418,281). Since this amount bears interest at the rate of 7.999% and will be received over an uncertain period of years, it has been fair valued in accordance with ASC 820-10 Fair Value Measurements and Disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, as a result of the material weakness in the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
Date: March 1, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly

George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date: March 1, 2010